SIGNIFICANT ACCOUNTING POLICIES, Property and Equipment, OCI (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, Plant and Equipment [Line Items]
River barges in progress and raw material related to barge production	$ 10,019,000		$ 0
Fuel and supplies	3,619,000		4,520,000
Operating supplies and inventories	13,638,000		4,520,000
Estimated salvage value used in impairment test per light weight ton	405
Impairment charge	16,000,000	[1]	0	[1]	0	[1]
Identifiable Intangible Assets [Abstract]
Useful life of intangible assets	8 years
Accumulated amortization	1,181,000		1,006,000
Amortization of intangible assets	175,000		175,000		305,000
Estimated Amortization of Intangible Assets [Abstract]
2013	175,000
2014	44,000
Other Assets [Abstract]
Debt issuance expense amortization	2,217,000		2,323,000		1,340,000
Deferred gains -- River barges sale-leaseback transactions
Balance at beginning of year	0
Deferred gains arising from sales	2,116,000
Amortization of deferred gains included in operating expenses as reduction to rental expense	(30,000)
Balance at end of the year	2,086,000		0
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income (loss)	(2,624,000)		(2,064,000)
Amounts attributable to noncontrolling interest	(46,000)		(27,000)
Amounts attributable to Ultrapetrol (Bahamas) Limited	(2,578,000)		(2,037,000)
Net losses on interest rate interest rate derivatives to be reclassified in next twelve months	996,000
Interest Rate Collar [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized net loss	(1,958,000)		(1,727,000)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized net loss	(803,000)		(482,000)
EURO Hedge [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized net loss	$ 137,000		$ 145,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Cash flow period	4 years
Percentage of utilization of fleet (in hundredths)	93.00%
Dry Dock Costs [Abstract]
Deferred dry dock costs amortization period	24 months
Maximum [Member]
Property, Plant and Equipment [Line Items]
Cash flow period	24 years
Percentage of utilization of fleet (in hundredths)	99.00%
Dry Dock Costs [Abstract]
Deferred dry dock costs amortization period	36 months
Ocean-going Vessels [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	24 years
Ocean-going Vessels [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	27 years
PSVs [Member]
Property, Plant and Equipment [Line Items]
Useful life	24 years
River Barges and Push Boats [Member]
Property, Plant and Equipment [Line Items]
Useful life	35 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	20 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	30 years
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	15 years

[1]	Operating expenses included $2,753, $4,622 and $1,542 in 2012, 2011 and 2010, respectively, from related parties.